Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions

NOTE D - EXEMPT PARTY-IN-INTEREST TRANSACTIONS

During the years ended December 31, 2024, 2023, and 2022, Plan investments include shares of the Company’s common stock and therefore, transactions associated with the Company’s common stock qualify as party-in-interest.

Commencing on January 1, 2021, Empower Retirement, a wholly owned subsidiary of Great West Life & Annuity Insurance Company has served as Plan administrator during the years ended December 31, 2024, 2023, and 2022.